SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Consolidated summarized statement of financial position
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2023
Current assets	$65	$400	$2,723	$902	$3,608	$(4,080)	$3,618
Long-term assets	5,086	246	3	46,078	62,208	(51,337)	62,283
Current liabilities	67	7	61	8,254	3,710	(8,143)	3,956
Long-term liabilities	—	—	2,651	15	30,767	—	33,433
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	16,604	—	16,604
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,908	—	—	2,908
BEPC exchangeable shares	—	—	—	—	2,686	—	2,686
Preferred equity	—	584	—	—	—	—	584
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners' equity	761	—	—	765	—	(766)	760
As at December 31, 2022
Current assets	$61	$391	$2,336	$834	$4,172	$(3,611)	$4,183
Long-term assets	4,860	241	3	33,830	59,860	(38,866)	59,928
Current liabilities	60	7	30	7,877	4,455	(7,486)	4,943
Long-term liabilities	—	—	2,299	16	30,567	—	32,882
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	14,755	—	14,755
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,892	—	—	2,892
BEPC exchangeable shares	—	—	—	—	2,561	—	2,561
Preferred equity	—	571	—	—	—	—	571
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners' equity	761	—	—	765	—	(766)	760
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments Limited and BEP Subco Inc., collectively the "Subsidiary Credit Supporters".
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Consolidated summarized statement of operations

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
Three months ended June 30, 2023
Revenues	$—	$—	$—	$—	$1,205	$—	$1,205
Net income (loss)	(18)	—	1	(275)	424	19	151
Three months ended June 30, 2022
Revenues	$—	$—	$—	$—	$1,274	$—	$1,274
Net income (loss)	3	—	—	(124)	188	55	122
Six months ended June 30, 2023
Revenues	$—	$—	$—	$—	$2,536	$—	$2,536
Net income (loss)	(34)	—	2	(461)	777	44	328
Six months ended June 30, 2022
Revenues	$—	$—	$—	$—	$2,410	$—	$2,410
Net income (loss)	(30)	—	(3)	(407)	363	232	155
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments Limited and BEP Subco Inc., collectively the "Subsidiary Credit Supporters".
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.